Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates	Statutory tax rates in the countries in which the Company operates for fiscal years 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Puerto Rico	18.5%	18.5%	20.0%
Curacao	22.0%	22.0%	22.0%
USVI	22.5%	22.5%	22.5%
Aruba, Panama, Uruguay and Netherlands	25.0%	25.0%	25.0%
Ecuador	25.0%	25.0%	28.0%
Chile	27.0%	27.0%	27.0%
Martinique, French Guyana and Guadeloupe	28.0%	31.0%	33.3%
Peru	29.5%	29.5%	29.5%
Trinidad and Tobago	30.0%	25.0%	25.0%
Argentina Costa Rica and México	30.0%	30.0%	30.0%
Colombia	32.0%	33.0%	37.0%
Brazil and Venezuela	34.0%	34.0%	34.0%

Schedule of components of income tax expense
Income tax expense for fiscal years 2020, 2019 and 2018 consisted of the following:

	2020	2019	2018
Current income tax expense	$17,061	$46,811	$47,488
Deferred income tax expense	471	(7,974)	648
Income tax expense	$17,532	$38,837	$48,136

Schedule of components of income tax expense by applying weighted-average statutory income tax rate	Income tax expense for fiscal years 2020, 2019 and 2018, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2020	2019	2018
Pre-tax (loss) income	$(131,854)	$118,953	$85,169
Weighted-average statutory income tax rate (i)	22.9%	36.6%	42.7%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax income (loss)	(30,226)	43,488	36,354
Permanent differences:
Change in valuation allowance (ii)	2,958	(24,864)	(24,307)
Expiration and changes in tax loss carryforwards (iii)	13,820	17,799	18,599
Venezuelan remeasurement and inflationary impacts (iv)	1,682	1,743	16,857
Non-taxable income and non-deductible expenses	12,092	7,545	10,085
Tax benefits	(1,701)	(9,667)	(11,403)
Income taxes withholdings on intercompany transactions (v)	6,515	5,005	7,723
Differences including exchange rate, inflation adjustment and filing differences	6,684	(5,291)	(2,574)
Alternative Taxes	2,054	658	(1,283)
Others (vi)	3,654	2,421	(1,915)
Income tax expense	$17,532	$38,837	$48,136
(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses.
(iii)Expiration of loss tax carryforwards are mainly generated by Caribbean division.
(iv)Comprises changes in valuation allowance during 2020, 2019 and 2018 for $43,249, $983 and $(304), respectively.
(v)Comprises income tax withheld on the payment of interest on intercompany loans.
(vi)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2020 and 2019 are presented below:

	2020	2019
Tax loss carryforwards (i)	$186,781	$144,759
Purchase price allocation adjustment	12,247	15,158
Property and equipment, tax inflation	31,080	36,690
Other accrued payroll and other liabilities	29,622	33,065
Share-based compensation	1,719	2,062
Provision for contingencies, bad debts and obsolescence	4,621	2,534
Other deferred tax assets (ii)	75,121	56,927
Other deferred tax liabilities (iii)	(47,593)	(32,280)
Property and equipment - difference in depreciation rates	(7,902)	(418)
Valuation allowance (iv)	(235,196)	(194,426)
Net deferred tax asset	$50,500	$64,071

(i)As of December 31, 2020, the Company and its subsidiaries has accumulated net operating losses amounting to $656,119. The Company has net operating losses amounting to $145,127, expiring between 2021 and 2025. In addition, the Company has net operating losses amounting to $317,650 expiring after 2025 and net operating losses amounting to $193,342 that do not expire. Changes in tax loss carryforwards for the year relate to the creation of NOLs, mainly in Venezuela.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2020, this item includes: difference in depreciation of leases (related to differences between ASC842 and local tax regulation) for $51,772 in Brazil and provision for regular expenses for $10,098 in Brazil, Colombia and Argentina. For the Fiscal year ended December 31, 2019 this item includes difference in depreciation of leases in Brazil for $30,524, provision for regular expenses for $10,376, in Brazil, Mexico and Colombia and bad debt reserve in Puerto Rico for $4,218.
(iii)Primarily related to leases contracts (related to differences between ASC842 and local tax regulation).
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.